CONTRACTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Contract receivable - "Smart Campus" related technological consulting services with FMP (1)	$ 2,450,312	$ 2,425,779
Financing component associated with FMP contract receivable (1)	164,992
Contracts receivable - Other "Smart Campus" related technological consulting services (2)	95,735
Contract receivable - "Smart Campus" project maintenance and technical support fee with FMP	0	151,644
Less: allowance for doubtful accounts	0	0
Total contracts receivable, net	2,711,039	2,577,423
Less: current portion of contract receivable	1,639,213	960,237
Contracts receivable, non-current	$ 1,071,826	$ 1,617,186